Significant Accounting Policies (Details)	Dec. 31, 2020
6.5% Senior Notes [Member]
Significant Accounting Policies (Details) [Line Items]
Interest rate on borrowing	6.50%
Senior Secured Credit Facilities [Member]
Significant Accounting Policies (Details) [Line Items]
Interest rate on borrowing	4.875%